SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2014
SHARE BASED COMPENSATION
Schedule of stock options activity

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	Years	USD
Outstanding as of March 31, 2011	3,262,650	2.96
Granted	—	—
Exercised	(27,864)	3.60
Forfeited	—	—
Expired	(446,444)	3.60
Outstanding as ofMarch 31, 2012	2,788,342	2.85
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(41,000)	3.60
Outstanding as ofMarch 31, 2013	2,747,342	2.84
Granted	1,469,460	2.50
Exercised	—	—
Forfeited	—	—
Expired	(2,135)	2.69
Outstanding as ofMarch 31, 2014	4,214,667	2.72
Vested and expected to vest as of March 31, 2014	4,214,667	2.72	4.68	Nil
Exercisable as of March 31, 2014	2,745,207	2.84	2.09	Nil

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2014			Options exercisable as of March 31, 2014
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
1,312,600	2.26	1.1	1,312,600	2.26	1.1
674,000	3.60	1.7	674,000	3.60	1.7
250,000	3.60	2.6	250,000	3.60	2.6
101,000	3.60	3.7	101,000	3.60	3.7
100,000	4.75	3.5	100,000	4.75	3.5
7,607	2.69	4.9	7,607	2.69	4.9
300,000	2.12	6.0	300,000	2.12	6.0
1,469,460	2.50	9.5	—	2.50	9.5
4,214,667	2.72	4.68	2,745,207	2.84	2.09

Summary of assumptions used in the valuation model
	Year Ended March 31,
	2012	2013	2014

Expected dividend yield	—	—	0%
Expected volatility	—	—	75%
Expected term	—	—	6.25
Risk-free interest rate (per annum)	—	—	1.77%

SHARE BASED COMPENSATION
Summary of the nonvested share activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2011	306,000	2.949
Granted	1,060,000	4.963
Vested	(116,245)	2.076
Forfeited	(103,005)	4.470
Outstanding at March 31, 2012	1,146,750	4.788
Granted	100,000	2.015
Vested	(334,250)	(4.348)
Forfeited	(17,500)	1.904
Outstanding at March 31, 2013	895,000	4.633
Granted	280,000	2.145
Vested	(265,000)	4.963
Forfeited	(100,000)	2.015
Outstanding at March 31, 2014	810,000	3.989

Options
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	—	—	—
Research and development	—	—	—
Sales and marketing	42,914	—	—
General and administrative	547,231	306,659	3,946,384
Total share based compensation expense	590,145	306,659	3,946,384

Nonvested shares
SHARE BASED COMPENSATION
Schedule of allocation of recognized compensation expense

	Year Ended March 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	71,691	21,813	228,854
Research and development	189,462	308,577	336,869
Sales and marketing	344,226	702,683	454,503
General and administrative	11,068,873	10,239,490	5,568,300
Total share based compensation expense	11,674,252	11,272,563	6,588,526